Deposits	12 Months Ended
Mar. 31, 2011
Deposits

11. Deposits

The balances of time deposits and certificates of deposit issued by domestic offices in amounts of ¥10 million (approximately US$121 thousand at the Federal Reserve Bank of New York’s noon buying rate on March 31, 2011) or more as well as the balances of those deposits issued by foreign offices in amounts of US$100,000 or more at March 31, 2010 and 2011 are as follows:

	2010	2011
	(in millions of yen)
Domestic offices:
Time deposits	18,759,823	17,655,932
Certificates of deposit	8,563,870	7,853,270

Total	27,323,693	25,509,202

Foreign offices:
Time deposits	5,704,577	6,166,293
Certificates of deposit	1,723,924	1,796,966

Total	7,428,501	7,963,259

The aggregate amount of demand deposits in overdraft status that have been reclassified as loan balances at March 31, 2010 and 2011 was ¥606 billion and ¥582 billion, respectively.

The balance and remaining maturities of time deposits and certificates of deposit issued by domestic and foreign offices at March 31, 2011 are shown in the following table:

	Time deposits	Certificates of deposit	Total
	(in millions of yen)
Domestic offices:
Due in one year or less	23,429,136	7,852,760	31,281,896
Due after one year through two years	1,888,554	510	1,889,064
Due after two years through three years	1,312,042	—	1,312,042
Due after three years through four years	247,039	—	247,039
Due after four years through five years	267,861	—	267,861
Due after five years	125,580	—	125,580

Total	27,270,212	7,853,270	35,123,482

Foreign offices:
Due in one year or less	6,304,090	1,796,966	8,101,056
Due after one year through two years	6,678	—	6,678
Due after two years through three years	20,337	—	20,337
Due after three years through four years	111	—	111
Due after four years through five years	1,845	—	1,845
Due after five years	2,100	—	2,100

Total	6,335,161	1,796,966	8,132,127

Total	33,605,373	9,650,236	43,255,609